SITE CLOSURE PROVISIONS - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Camino Rojo
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 11,085	$ 9,765
Inflation rate	4.00%	3.70%
Discount rate	9.50%	9.80%
Nevada projects
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 2,780	$ 2,336
Inflation rate	2.40%	2.60%
Discount rate	3.90%	3.60%
Cerro Quema Project
SITE CLOSURE PROVISIONS
Undiscounted risk-adjusted cash flows	$ 500	$ 500